OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Advance payments categories [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Current Assets		$ 25,512	$ 26,346
Non-current assets		2,998	2,355
Total Assets		28,510	28,701
Contract assets [member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Current Assets	[1]	15,476	56,576
Non-current assets	[1]
Total Assets	[1]	15,476	56,576
Other assets [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Current Assets	[2]	114,904	230,527
Non-current assets	[2]	123,784	202,573
Total Assets	[2]	238,688	433,100
Total Other Non - Financial Assets [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Current Assets	[2]	155,892	313,449
Non-current assets	[2]	126,782	204,928
Total Assets	[2]	282,674	518,377
Aircraft insurance and other [Member] | Advance payments categories [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Current Assets		10,137	11,179
Non-current assets			523
Total Assets		10,137	11,702
Others [Member] | Advance payments categories [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Current Assets		15,375	15,167
Non-current assets		2,998	1,832
Total Assets		18,373	16,999
GDS costs [Member] | Contract assets [member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Current Assets	[1]	4,491	16,593
Non-current assets	[1]
Total Assets	[1]	4,491	16,593
Credit Card Commissions [Member] | Contract assets [member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Current Assets	[1]	6,021	23,437
Non-current assets	[1]
Total Assets	[1]	6,021	23,437
Travel agencies commisions [Member] | Contract assets [member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Current Assets	[1]	4,964	16,546
Non-current assets	[1]
Total Assets	[1]	4,964	16,546
Aircraft maintenance reserve [Member] | Other assets [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Current Assets	[2]	8,613	27,987
Non-current assets	[2]		17,844
Total Assets	[2]	8,613	45,831
Sales tax [Member] | Other assets [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Current Assets	[2]	102,010	167,987
Non-current assets	[2]	46,210	34,680
Total Assets	[2]	148,220	202,667
Other assets [Member] | Other taxes [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Current Assets	[2]	4,023	34,295
Non-current assets	[2]
Total Assets	[2]	4,023	34,295
Other assets [Member] | Contributions to the International Aeronautical [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Current Assets
Non-current assets
Total Assets
Other assets [Member] | Telecommunications Society (“SITA”) [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Current Assets	[2]	258	258
Non-current assets	[2]	739	739
Total Assets	[2]	997	997
Judicial deposits [Member] | Other assets [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Current Assets	[2]
Non-current assets	[2]	76,835	149,310
Total Assets	[2]	$ 76,835	$ 149,310

[1]	Movement of Contracts assets:
[2]	Aircraft maintenance reserves reflect prepayment deposits made by the group to lessors of certain aircraft under operating lease agreements in order to ensure that funds are available to support the scheduled heavy maintenance of the aircraft.